Commitments and Contingent Liabilities (Details)									12 Months Ended
	Nov. 07, 2022 USD ($)	Nov. 07, 2022 ILS (₪)	May 31, 2018 USD ($)	May 31, 2018 ILS (₪)	Nov. 08, 2016 USD ($)	Nov. 08, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)
Commitments and Contingent Liabilities [Line Items]
Damages for motion			$ 354	₪ 1,100,000	$ 284	₪ 1,000,000	$ 4,600,000	₪ 16,400,000
Claim for court fee			$ 213,000	₪ 750,000
Gains on litigation settlements	$ 2,500	₪ 9,000,000							$ 8,200,000	₪ 29,000,000
Bottom of Range [member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues									3.00%	3.00%
Top of Range [member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues									6.00%	6.00%
TryNovo's Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty payable									$ 1,520,000	₪ 5,500,000
Yissum’s Licensed Technology [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues									3.00%	3.00%
Percentage of sublicense consideration									12.00%	12.00%
Percentage of exit fee									12.00%	12.00%
THM [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of sublicense consideration									20.00%	20.00%
Percentage of exit fee									3.50%	3.50%
Annual license fee (in Dollars)									$ 10,000
THM [Member] | Biopharmaceutical Product [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues									3.50%	3.50%
THM [Member] | Diagnostic Products [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues									6.50%	6.50%
Percentage of sublicense consideration									12.00%	12.00%